As filed with the Securities and Exchange Commission on March 8, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2005

Item 1. Report to Stockholders.

BARRETT GROWTH FUND

Semi-Annual Report

December 31, 2005

BARRETT

GROWTH FUND

Letter to Shareholders January 20, 2006

Dear Fellow Shareholders:

In the second fiscal quarter of 2006, which ended December 31, 2005, the Barrett Growth Fund recorded a 3.97% return beating both the Lipper Large-Cap Growth Funds Index and the S&P 500 Index for this period. For the calendar year 2005, your fund registered a 7.27% gain outperforming the S&P 500 Index by 236 basis points while slightly trailing the Lipper Large-Cap Growth Funds Index by 31 basis points.

	Total Return*		Average Annual Return*
	Second Quarter 10/01/05-12/31/05	One Year 01/01/05-12/31/05	Five-Year 01/01/01-12/31/05	Since Inception 12/29/98-12/31/05
Barrett Growth Fund	+3.97%	+7.27%	(3.37%)	+1.03%
Lipper Large-Cap
Growth Funds Index[1]	+3.63%	+7.58%	(4.29%)	(1.99%)
S&P 500® Index[2]	+2.09%	+4.91%	+0.54%	+1.62%

1
The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.

2
The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets. The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees.

*
The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance data shown above. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost. As economic and market conditions change frequently there can be no assurance that trends described will continue or that forecasts will come to pass. Current performance data to the most recent month end may be obtained by calling (877) 363-6333 toll free. Shares of the Barrett Growth Fund are distributed by T.O. Richardson Securities, Inc., neither an affiliate of the Fund nor the Adviser.

The Quarter in Review

The rise in short-term interest rates continued to be a concern for investors during the quarter as the Fed raised rates for the thirteenth time. However, revised wording in the Federal Reserve commentary has now been interpreted by market participants as almost neutral at this point in the cycle. The view that the Fed is close to the end of this tightening cycle helped the stock market.

Longer term interest rates stayed within a narrow trading band and provided a poor alternative to equities. Additionally, while energy prices remained volatile, crude oil prices did trend down from their August highs throughout much of the fourth calendar quarter and this provided another boost to market psychology.

Performance Review

In the last quarter for a change energy stocks more or less marked time. The portfolio did however get a major boost from other sectors such as Information Services and Financials. Information Services stocks returned 11%, the best performing sector, while Financial stocks were up by 9%. Technology was the only group showing a negative return.

While oil and gas stocks were generally down for the quarter, Schlumberger, an energy service provider, offset this weakness giving this sector a slightly positive return.

BARRETT

GROWTH FUND

Corporate restructuring and buyout news dominated the Information Services group. Anteon International received and accepted an offer from General Dynamics at a substantial premium to its prevailing market price. Computer Sciences continues to be in the news as takeover speculation revolves around this company as well.

The best and worst performing securities during the quarter ending December 31, 2005 are shown below:

Best Performers			Worst Performers
1.	Varian Medical Systems, Inc.	27.4%	1.	Dell, Inc.	(12.4%)
2.	Anteon International*	26.2%	2.	Exxon Mobil Corp.	(11.6%)
3.	Moody’s Corp.	20.2%	3.	Stryker Corp.	(10.1%)
4.	UTI Worldwide Inc.	19.5%	4.	BP PLC	(9.4%)
5.	Chicos Fas Inc.	19.4%	5.	Apache Oil Corp.	(8.9%)

* to date of sale

The Portfolio

The following pie chart is a graphical depiction of the sector weightings of the portfolio. As the chart indicates, we remain well diversified by sector. The top holdings of the Fund for the quarter ending December 31, 2005 are also listed below.

Sector Weightings (Percent of Total Assets)

* Cash is approximately 2.1% of Total Assets

Top Ten Holdings (Percent of Equity)

1.	Goldman Sachs Group Inc.	3.85%
2.	Schlumberger Ltd.	3.73%
3.	Medtronic Inc.	3.00%
4.	Covance Inc.	2.66%
5.	Genzyme Corp.	2.52%
6.	Paychex Inc.	2.51%
7.	Amgen Inc.	2.51%
8.	Zions Bancorporation	2.49%
9.	United Technologies Corp.	2.45%
10.	Stryker Corp.	2.44%

During the quarter we eliminated the positions of Anteon International and Pfizer Inc..
Weakness in oil stocks provided us with an opportunity to add to the Murphy Oil Corporation holding. Additions were also made to existing positions in PepsiCo, Electronic Arts, Walgreen and Covance, while the Genentech holding was trimmed. The latter is the second best performer in the portfolio for calendar 2005, rising by 70%.

Time Warner (TWX) returns as a new name in the portfolio. Time Warner, Inc. is a media and entertainment giant. Its business is divided into five areas: America Online; cable; filmed entertainment consisting of feature films, television and home video production and distribution; networks consisting of cable (HBO); and broadcast and publishing. The company recently signed a letter of agreement with Google, whereby Google would own 5% of AOL in exchange for $1 billion. An online advertising partnership between the two companies is expected to be expanded. This diversified media company with outstanding assets in both content and distribution should provide above average growth in the years ahead.

BARRETT

GROWTH FUND

Investment Outlook

Investment fundamentals appear solid with U.S. corporate profits still in an uptrend albeit at a slower pace. The market multiple (S&P 500) is in the mid-teens on 2006 earnings, certainly a reasonable level. Corporate balance sheets are in great shape and productivity increases continue. In spite of the surge in energy prices, inflation remains in check. Dividend increases from U.S. corporations are increasing at record rates. Profits are also up in Japan and Western Europe. We also expect interest rates to be benign in the months ahead.

On the negative side we are entering a more mature phase of this current economic expansion. So, naturally some slowing should be expected. Terrorism and Middle East turmoil continues. Oil prices are high and while so far they have not disrupted the economy, further oil price increases could be the catalyst that would end the current expansion.

We come out on the optimistic side. The Fund is close to fully invested in investments we feel will provide solid returns in 2006 and beyond.

Thank you for choosing the Barrett Growth Fund. Please visit us at our website, www.barrettgrowthfund.com. If you have any questions, please call toll-free (877) 363-6333.

Sincerely,

Peter H. Shriver, CFA
President

Robert J. Voccola, CFA                                          Robert Milnamow
Lead Portfolio Manager                                         Portfolio Manager

The outlook and views presented above are those of the Investment Adviser as of 01/20/06, and are subject to change. This information is intended for the shareholders of the Barrett Growth Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

BARRETT

GROWTH FUND

Expense Example - December 31, 2005 (Unaudited)

As a shareholder of the Barrett Growth Fund (the “Fund”), you incur ongoing costs, including investment advisory fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2005 - December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During the Period* July 1, 2005 to December 31, 2005

Actual	$1,000.00	$1,078.20	$6.55

Hypothetical (5% return per year before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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GROWTH FUND

Schedule of Investments December 31, 2005 (Unaudited)
Shares		Market Value	Shares		Market Value
	COMMON STOCKS - 98.47%			Retailing - 8.35%
	BASIC INDUSTRY - 22.42%		8,500	Chico’s FAS, Inc. (a)	$373,405
	Energy - 11.60%		6,000	Lowe’s Companies, Inc.	399,960
4,000	Apache Corporation	$274,080	6,000	Target Corporation	329,820
4,500	BP p.l.c. ADR	288,990	10,000	Walgreen Co.	442,600
6,000	Exxon Mobil Corporation	337,020			1,545,785
4,000	Murphy Oil Corporation	215,960		Total Consumer Products
7,000	Schlumberger Limited	680,050		& Services	4,149,625
8,000	XTO Energy, Inc.	351,520
		2,147,620		FINANCIAL SERVICES - 14.73%
	Industrial - 8.56%			Financial Services - 13.46%
12,000	Donaldson Company, Inc.	381,600	8,000	Citigroup, Inc.	388,240
11,000	General Electric Company	385,550	5,500	The Goldman Sachs Group, Inc.	702,405
5,000	L-3 Communications		5,600	Moody’s Corporation	343,952
	Holdings, Inc.	371,750	12,000	North Fork Bancorporation, Inc.	328,320
8,000	United Technologies		5,000	State Street Corporation	277,200
	Corporation	447,280	6,000	Zions Bancorporation	453,360
		1,586,180			2,493,477
	Transportation - 2.26%			Real Estate Investment Trust - 1.27%
4,500	UTI Worldwide, Inc.	417,780	5,000	Developers Diversified
	Total Basic Industry	4,151,580		Realty Corporation	235,100
				Total Financial Services	2,728,577
	CONSUMER PRODUCTS
	& SERVICES - 22.41%			HEALTH CARE - 19.37%
	Consumer Products - 9.05%			Biotechnology - 9.22%
8,000	Alberto-Culver Company	366,000	5,800	Amgen, Inc. (a)	457,388
10,000	eBay Inc. (a)	432,500	4,000	Genentech, Inc. (a)	370,000
7,500	PepsiCo, Inc.	443,100	6,500	Genzyme Corporation (a)	460,070
7,500	The Procter &		8,000	Gilead Sciences, Inc. (a)	421,040
	Gamble Company	434,100			1,708,498
		1,675,700		Medical Devices & Services - 10.15%
	Media & Entertainment - 5.01%		10,000	Covance, Inc. (a)	485,500
6,000	Electronic Arts Inc. (a)	313,860	9,500	Medtronic, Inc.	546,915
15,000	Time Warner Inc.	261,600	10,000	Stryker Corporation	444,300
12,000	Univision Communications		8,000	Varian Medical Systems, Inc. (a)	402,720
	Inc. (a)	352,680			1,879,435
		928,140		Total Health Care	3,587,933

See accompanying Notes to the Financial Statements

BARRETT

GROWTH FUND

Schedule of Investments December 31, 2005 (Unaudited)
Shares		Market Value	Principal Amount		Market Value
	INFORMATION SERVICES - 7.79%			VARIABLE RATE
	Business Services - 6.42%			DEMAND NOTES # - 1.83%
6,000	Cognizant Technology		$82,361	American Family, 4.025%	$82,361
	Solutions Corporation (a)	$302,100	257,317	U.S. Bank, N.A., 4.13%	257,317
10,000	First Data Corporation	430,100		Total Variable Rate Demand
12,000	Paychex, Inc.	457,440		Notes (Cost $339,678)	339,678
		1,189,640
	Computer Services			Total Investments - 100.30%
	& Outsourcing - 1.37%			(Cost $14,488,141)	18,577,528
5,000	Computer Sciences			Liabilities in Excess
	Corporation (a)	253,200		of Other Assets - (0.30)%	(55,538)
	Total Information Services	1,442,840		Total Net Assets - 100.00%	$18,521,990

	SOFTWARE/ELECTRONICS - 10.46%
	Electronics - 6.53%			(a) Non-income producing security.
12,500	Dell, Inc. (a)	374,875
12,000	Linear Technology Corporation	432,840		# Variable rate demand notes are considered short-term
12,500	Microchip Technology			obligations and are payable on demand at the market
	Incorporated	401,875		value. Interest rates change periodically at specified dates.
		1,209,590		The rates shown are as of December 31, 2005.
	Software - 3.93%			ADR - American Depository Receipt
15,000	Microsoft Corporation	392,250
27,500	Oracle Corporation (a)	335,775
		728,025
	Total Software/Electronics	1,937,615
	TELECOMMUNICATION
	SERVICES & EQUIPMENT - 1.29%
	Telecommunications & Data
	Network Equipment - 1.29%
14,000	Cisco Systems, Inc. (a)	239,680
	Total Telecommunication
	Services & Equipment	239,680
	Total Common Stocks
	(Cost $14,148,463)	18,237,850

See accompanying Notes to the Financial Statements

BARRETT

GROWTH FUND

Statement of Assets and Liabilities December 31, 2005 (Unaudited)		Statement of Operations For the Six Months Ended December 31, 2005 (Unaudited)

ASSETS:		INVESTMENT INCOME:
Investments in securities,		Dividend income	$85,890
at market value		Interest income	5,209
(Cost: $14,488,141)	$18,577,528	Total investment income	91,099
Dividends and interest receivable	13,359
Prepaid assets	12,778
Total assets	18,603,665	EXPENSES:
		Investment advisory fee	92,502
		Professional fees	45,080
LIABILITIES:		Distribution expenses	23,126
Payable to investment adviser	4,048	Shareholder servicing fees
Payable for fund shares redeemed	9,972	and expenses	21,728
Accrued distribution (12b-1) expenses	7,128	Administration fees	16,354
Accrued expenses	60,527	Fund accounting fees	12,924
Total liabilities	81,675	State registration fees	10,164
Net assets applicable to		Reports to shareholders	8,344
outstanding capital stock	$18,521,990	Trustees fees and expenses	7,280
		Custody fees	3,072
		Other expenses	5,178
NET ASSETS CONSIST OF:		Total expenses before
Capital stock	$17,996,894	Adviser reimbursement	245,752
Accumulated undistributed net		Less fees and expenses reimbursed
realized loss on investments	(3,539,762)	and waived by Adviser	(130,124)
Unrealized appreciation		Net expenses	115,628
on investments	4,089,387	Net investment loss	(24,529)
Accumulated undistributed
net investment loss	(24,529)	NET REALIZED AND
Total net assets	$18,521,990	UNREALIZED GAINS:
		Net realized gain on investments	304,780
		Net change in unrealized
Shares outstanding (unlimited		appreciation on investments	1,092,562
shares of $0.001 par value		Net realized and unrealized
authorized)	1,767,252	gains on investment securities	1,397,342
		Net increase in net assets
		resulting from operations	$1,372,813
Net asset value, offering and
redemption price per share	$10.48

See accompanying Notes to the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended December 31, 2005 (Unaudited)	Year Ended June 30, 2005
OPERATIONS:
Net investment loss	$(24,529)	$(41,120)
Net realized gain on investments	304,780	627,034
Net change in unrealized appreciation on investments	1,092,562	63,309
Net increase in net assets resulting from operations	1,372,813	649,223

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	815,905	2,001,247
Cost of shares redeemed	(1,592,848)	(2,149,879)
Net decrease in net assets from capital share transactions	(776,943)	(148,632)

TOTAL INCREASE IN NET ASSETS	595,870	500,591

NET ASSETS:
Beginning of period	$17,926,120	$17,425,529
End of period	$18,521,990	$17,926,120

See accompanying Notes to the Financial Statements

BARRETT

GROWTH FUND

Financial Highlights

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Six Months Ended December 31,
	2005		Years Ended June 30,
	(Unaudited)	2005	2004	2003	2002	2001
NET ASSET VALUE
Beginning of period	$9.72	$9.39	$8.12	$8.07	$10.35	$14.06
OPERATIONS
Net investment loss[1]	(0.03)	(0.02)	(0.02)	—	(0.01)	(0.02)
Net realized and unrealized
gains (losses) on securities	0.79	0.35	1.29	0.05	(2.27)	(3.62)
Total from investment operations	0.76	0.33	1.27	0.05	(2.28)	(3.64)
LESS DISTRIBUTIONS
Distributions from capital gains	—	—	—	—	—	(0.07)
	$ —	$ —	$ —	$ —	$ —	(0.07)
NET ASSET VALUE
End of period	$10.48	$9.72	$9.39	$8.12	$8.07	$10.35

Total return	7.82%[2]	3.51%	15.64%	0.62%	-22.03%	-25.90%
Net assets at end of period
(000s omitted)	$18,522	$17,926	$17,426	$14,899	$14,848	$15,493
RATIO OF EXPENSES
TO AVERAGE NET ASSETS
Before expense reimbursement	2.66%[3]	2.64%	2.79%	2.60%	2.48%	2.27%
After expense reimbursement	1.25%[3]	1.25%	1.25%	1.25%	1.25%	1.25%
RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS
Before expense reimbursement	-1.67%[3]	-1.62%	-1.74%	-1.35%	-1.35%	-1.36%
After expense reimbursement	-0.26%[3]	-0.23%	-0.20%	0.00%	-0.12%	-0.34%
Portfolio turnover rate	16%[2]	56%	51%	23%	38%	39%

[1]	Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
[2]	Not Annualized.
[3]	Annualized.

See accompanying Notes to the Financial Statements

Notes to the Financial Statements
For the Six Months Ended December 31, 2005 (Unaudited)

1.	ORGANIZATION

The Barrett Growth Fund (the “Fund”) is a diversified series of The Barrett Funds (the “Trust”), a statutory trust organized on September 29, 1998 in the state of Delaware that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Barrett Growth Fund is currently the only series of the Trust. The Fund commenced operations on December 29, 1998. Barrett Associates, Inc., serves as the investment adviser (the “Adviser”) for the Fund and is responsible for managing the Fund’s portfolio of securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

a) Investment Valuation

All equity securities that are traded on a national securities exchange, except those listed on the Nasdaq National Market® and Small CapSM exchanges (“Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on the Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. Government securities and other debt securities are valued using the mean between the closing bid and asked prices provided by a pricing service at the close of the NYSE. The value of these securities used in computing the NAV is determined as of such time. Short-term debt securities, having a maturity of less than 60 days, are valued at amortized cost, which approximates market value.

The current value of any option held by the Fund is its last reported sale price on the exchange on which the security underlying the option is principally traded. Lacking any sales that day, options are valued at the mean between the bid and asked quotations at the close of the exchange.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent the fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under the procedures approved by the Fund’s Board of Trustees. The fair value of such securities is determined in good faith by taking into account relevant factors and surrounding circumstances, which can include, but are not limited to: (i) fundamental analytical data relating to the investment in the security; (ii) nature and duration of any restriction on the disposition of the security; (iii) evaluation of the forces that influence the market in which the security is purchased and sold; (iv) type of security or asset; (v) financial statements of issuer; (vi) cost at date of purchase; (vii) size of holding; (viii) discount from market value of unrestricted securities of the same class at the time of purchase; (ix) special reports prepared by analysts; (x) information as to any transactions or offers with respect to the security; (xi) existence of merger proposals or tender offers affecting the security; (xii) price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters; (xiii) most recent closing market prices; (xiv) the value of other financial instruments, including derivative securities, traded on other markets or among dealers; (xv) trading volumes on markets, exchanges, or among dealers; (xvi) values of baskets of securities traded on other markets, exchanges, or among dealers; (xvii) changes in interest rates; (xviii) observations from financial institutions; (xix) government (domestic or foreign) actions or pronouncements; and (xx) other news events.

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GROWTH FUND

b) Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2005 the Fund had accumulated capital loss carryforwards for tax purposes of $4,130,941. Of this amount, $1,521,823 expires June 30, 2010, $1,599,423 expires June 30, 2011 and $1,009,695 expires June 30, 2012.

c) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

d) Other

Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

3.	AGREEMENTS

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

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GROWTH FUND

The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that the Fund’s total operating expenses do not exceed 1.25% of its average daily net assets until October 31, 2006. Accordingly, during the six months ended December 31, 2005, the Adviser waived advisory fees and reimbursed other fund expenses in the amount of $130,124. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Recoverable Amount
6/30/06	$189,287
6/30/07	$253,552
6/30/08	$249,592

4.	DISTRIBUTION PLAN

The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund may reimburse the Fund’s distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to reimburse the Fund’s distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

5.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended December 31, 2005 were as follows:

Purchases	Sales
$2,894,878	$3,655,107

6. SHARES OF BENEFICIAL INTEREST	Six Months Ended December 31, 2005	Year Ended June 30, 2005
Shares sold	77,903	215,022
Shares redeemed	(154,727)	(227,173)
Net decrease in shares	(76,824)	(12,151)

Shares outstanding:
Beginning of period	1,844,076	1,856,227
End of period	1,767,252	1,844,076

BARRETT

GROWTH FUND

7.	DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid to shareholders during the six months ended December 31, 2005 and fiscal years ended June 30, 2005 and 2004.

At June 30, 2005, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of investments	$14,695,960

Appreciation	$3,693,379
(Depreciation)	(410,154)
Net unrealized appreciation on investments	3,283,225
Post-October losses	$—
Other accumulated losses	(4,130,941)
Total accumulated losses	$(847,716)

The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales and tax-free transfer of securities.

At June 30, 2005, the Fund did not have any distributable earnings.

BARRETT

GROWTH FUND

Additional Information

(UNAUDITED)

1. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerard E. Jones (69) c/o Barrett Associates, Inc. 90 Park Avenue New York, NY 10016	Chairman	Indefinite Term 7 Years Served	Independent Trustee of the Trust since August 2003; Trustee Emeritus of the Trust from 2000 to 2003; Independent Trustee of the Trust from its inception in 1998 to December 2000; Managing Partner, Gerard E. Jones, P.C., since April 2003; Advisor, Corporate Governance Advisors, since April 2003; Of Counsel, Shipman & Goodwin, LLP from 2001 to 2003; Partner, Bingham McCutchen, LLP, formerly known as Richards & O’Neil, LLP, from 1972 through 2001.	1	Tractor Supply Company
Ronald E. Kfoury (47) c/o Barrett Associates, Inc. 90 Park Avenue New York, NY 10016	Trustee	Indefinite Term 7 Years Served	Independent Trustee of the Trust since its inception in 1998; Chief Executive Officer of Clockware, Inc. (software company) since November 2000; Managing Director, Analect, Limited (management consulting) from 1992 through 2000.	1	CDCOM Clockware
Edward M. Mazze, PhD. (64) c/o Barrett Associates, Inc. 90 Park Avenue New York, NY 10016	Trustee	Indefinite Term 5 Years Served	Independent Trustee of the Trust since January 2001; Dean, College of Business Administration of the University of Rhode Island since 1998; Director, Technitrol Inc. since 1985; Director, Washington Trust Bancorp. Inc. since 2000; Honorary Board Member, Delaware Valley College of Science and Agriculture since 1997; Dean of the Belk College of Business Administration of The University of North Carolina at Charlotte from 1993 to 1998.	1	Washington Trust Bancorp, Inc.; Technitrol, Inc.

BARRETT

GROWTH FUND

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS
Peter H. Shriver (53) 90 Park Avenue New York, NY 10016	President	Indefinite Term 7 Years Served	President of Barrett Associates, Inc. since April 2004; previously Executive Vice President and Managing Director of Barrett Associates, Inc. since 1989.
Robert J. Voccola (67) 90 Park Avenue New York, NY 10016	Treasurer	Indefinite Term 7 Years Served	Chief Investment Officer since February 2002 and Managing Director since 1987 of Barrett Associates, Inc.; previously, Director of Research of Barrett Associates, Inc.
Paula J. Elliott (55) 90 Park Avenue New York, NY 10016	Secretary	Indefinite Term 7 Years Served
Vice President of Barrett
Associates, Inc. since 1995 and
Assistant Treasurer for Barrett
Associates, Inc. since July 2004.
AML Compliance Officer from
February 2003 to September 2004
and Compliance Officer from
January 2004 to September 2004
for the Barrett Growth Fund.

Robert J. Milnamow (55) 90 Park Avenue New York, NY 10016	Vice President	Indefinite Term 2 Years Served
Managing Director and Director
of Research of Barrett Associates,
Inc. since November 2003;
previously Managing Member at
Thayer Pond LLC since 2001 and
Senior Portfolio Manager at
Rockefeller & Co. from 1998-2001.

BARRETT

GROWTH FUND

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (Continued)
Russell O. Vernon (48) 90 Park Avenue New York, NY 10016	Chief Com- Pliance Officer and Anti-Money Laundering Compliance Officer	Indefinite Term One Year Served
Senior Vice President since May
2005, Vice President and Chief
Operating Officer of Barrett
Associates, Inc. since April
2004, and Chief Compliance
Officer since September 2004;
previously, President and CEO
of VCE Capital, Inc. from
November 2000 to April 2004;
and Director of Investment
Operations at Warburg Pincus
Asset Management from
October 1996 to April 2000.

Audit Committee

As of December 31, 2005 the Audit Committee was made up of all of the Independent Trustees as follows: Ronald E. Kfoury, Gerard E. Jones and Dr. Edward M. Mazze. Pursuant to its Charter, the Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Audit Committee generally meets twice each year with the independent registered public accounting firm.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at (877) 363-6333.

2.	AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Barrett Growth Fund’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. The actual voting records relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge, upon request, by calling toll-free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

3.	PORTFOLIO HOLDINGS

The Barrett Growth Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The complete schedules of the Fund’s holdings for the second and fourth quarters of each year are contained in the Fund’s semi-annual and annual shareholder reports, respectively, which are filed with the SEC on Form N-CSR. The Fund’s Forms N-Q and Forms N-CSR are available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A list of the Fund’s top ten holdings is also available on the Adviser’s website at www.barrettassociates.com on or about 30 days following each quarter end.

4. INVESTMENT ADVISORY AGREEMENT DISCLOSURE

Basis for Approval of the Fund’s Investment Management Agreement

The Board of Trustees is responsible for overseeing the performance of the Fund’s investment manager and determining whether to continue the Investment Management Agreement (the “Management Agreement”) between the Fund and the Adviser each year. At a meeting of the Board of Trustees held on September 14, 2005, the Board of Trustees, including the Independent Trustees, unanimously approved the renewal of the Fund’s Management Agreement. In reaching this decision, the Board of Trustees evaluated information furnished throughout the year at regular board meetings, in addition to information specifically furnished for the annual board meeting held to specifically consider such renewal. Such information included reports on the Fund’s investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the Adviser, as well as periodic reports relating to compliance with the Fund’s investment policies and restrictions. In advance of the meeting on September 14, 2005, the Independent Trustees requested, received and reviewed materials relating to the existing Management Agreement. The materials included special reports comparing the Fund’s investment performance with those of other mutual funds deemed comparable to the Fund as well as performance comparisons to an appropriate index. The materials also included information regarding comparative advisory fee rates and expense ratios. The material reviewed also included information concerning the Advisor’s profitability, financial results and conditions, including advisory fee revenue and separate account advisory fee schedules.

In considering such material, the Independent Trustees received assistance and advice from and met separately with independent counsel. The Board of Trustees received a memorandum from independent legal counsel discussing the factors generally regarded as appropriate to consider in their evaluation of advisory arrangements and a copy of the Management Agreement. The Independent Trustees met in executive session with their independent legal counsel prior to the September 14, 2005 Board meeting to discuss whether to renew the Management Agreement. Based upon its review of such material and information together with other relevant information, the Board of Trustees, including a majority of Independent Trustees, concluded that the existing Management Agreement was fair and reasonable and that its continuance was in the best interest of Fund shareholders. In reaching this decision, the Board of Trustees took into account a combination of factors, including the (i) nature, extent and quality of services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of investors; as well as other relevant considerations such as the management fee and the reasonableness of expenses charged to the Fund. The following is a summary of the Board’s discussion and views regarding these factors:

Nature, Extent and Quality of Services Provided

The Trustees considered the nature, quality and extent of portfolio management, administrative and shareholder services performed by the Adviser, including its established long-term history of care and conscientiousness in the management of the Fund; demonstrated consistency in investment approach, background and experience of the Adviser’s portfolio managers responsible for managing the Fund; the Adviser’s performance in the areas of compliance, administration, shareholder communication, supervision of Fund operations and general oversight of other service providers; favorable peer group comparisons of expense ratios in conjunction with management fee comparisons and the Fund’s historical performance. In particular, the Independent Trustees took into account the Adviser’s consistent willingness to subsidize the cost of the Fund’s operations through its contractual expense limitation agreement with the Fund. The Independent Trustees concluded that the services provided by the Adviser to the Fund are valuable and that the Adviser consistently delivered a high level of service.

Investment Performance

The Trustees considered the performance of the Fund with respect to long-term capital appreciation and the maximization of after-tax returns. In evaluating performance, attention was given to both the short-term and long-term performance of the Fund in comparison with its peer group and relevant indices and to the Fund’s compliance with its specific investment objectives and investment restrictions. Based on these considerations, the Trustees concluded that the Adviser was delivering favorable performance for Fund investors consistent with the Fund’s long-term investment strategies. The Trustees also noted that the investment performance of the Fund appeared to be consistent with the performance of other clients of the Adviser.

Costs of the Service to be Provided to the Fund and the Profits to be Realized by the Adviser from the Relationship with the Fund.

Costs of Services to the Fund: Fees and Expenses. The Trustees considered the Fund’s advisory fee rate and expense ratio relative to industry averages for similar mutual funds and relative to advisory fees charged by the Adviser to other (non-fund) clients. In considering the reasonableness of expenses, the Trustees reviewed the advisory fee charged to the Fund in relation to similar funds and the contractual expense limitation arrangement. Emphasis was placed on the Fund’s overall comparative expense ratio within its peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided to the Fund under separate agreements. The Trustees concluded that costs incurred by the Fund for the services it receives (including the advisory fee paid to the Adviser) were reasonable and that the fees are acceptable based upon the qualifications, experience, reputation and performance of the Adviser and the relatively low expense ratio of the Fund.

Profitability and Costs of Services to the Adviser. The Trustees reviewed financial statement information regarding the Adviser and its parent company and considered the Adviser’s profitability relative to the multiple services provided. The Trustees noted that the Adviser has consistently waived receipt of its advisory fee in order to subsidize the Fund’s operations, which was financially disadvantageous to the Adviser, but demonstrated a commitment to act in the best interest of the existing fund shareholders. The Trustees considered potential ancillary or “fall-out” benefits (including the allocation of Fund brokerage and the receipt of research from unaffiliated brokers) that the Adviser might receive as a result of its relationship with the Fund, and concluded that these benefits are reasonable. The Trustees also noted the extent of additional administrative services performed by the Adviser for the Fund, and that the magnitude of costs and risks born by the Adviser in rendering management services to the Fund (including risks in compliance, securities valuation and investment management processes) are increasing. The Trustees concluded that the profitability of the Adviser’s relationship with the Fund (including fallout benefits) was fair and reasonable.

Extent of Economies of Scale

The Trustees considered whether there have been any economies of scale with respect to the management of the Fund, and whether the advisory fee rate is reasonable in relation to the Fund’s assets and any economies of scale that may exist. The Trustees recognized that the Adviser’s cost of providing investment management, administrative and compliance services to the Fund has increased, and that the Adviser is operating the Fund at a loss. The Trustees’ decision to renew the Management Agreement was made after careful consideration of potential economies of scale and review of comparable fund expense ratios. The Trustees noted that they would perform further review of the advisory fee rate as the Fund’s assets grow.

Conclusions

Based on their evaluation of all material factors and assisted by the advice of independent legal counsel to the Independent Trustees, the Trustees, including the Independent Trustees, concluded that the advisory fee structure was fair and reasonable, that the Fund was paying a competitive fee for the services provided, that the scope and quality of the Adviser’s services to the Fund were consistent with the Fund’s operational requirements, and that approval of the Management Agreement was in the best interests of the Fund and its shareholders.

(This Page Intentionally Left Blank.)

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER
Barrett Associates, Inc.
90 Park Avenue
New York, NY 10016

DISTRIBUTOR
T.O. Richardson Securities, Inc.
2 Bridgewater Road
Farmington, CT 06032

ADMINISTRATOR, FUND ACCOUNT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal/chief executive officer and principal/chief financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal/chief executive officer and principal/chief financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding the required disclosure.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics [Not applicable for semi-annual reports]

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Barrett Funds

By (Signature and Title)* /s/  Peter H. Shriver
                                                                    Peter H. Shriver, President

Date      3/3/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Peter H. Shriver
                                                                    Peter H. Shriver, President

Date      3/3/06

By (Signature and Title)*  /s/  Robert J. Voccola
                                                                      Robert J. Voccola, Treasurer

Date      3/3/06

* Print the name and title of each signing officer under his or her signature.